CERTIFICATION OF
                           STRONG ADVANTAGE FUND, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:
                             STRONG ULTRA SHORT FUND


STRONG ADVANTAGE FUND, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong Ultra Short Fund's Prospectuses and Statement of Additional Information each dated March 1, 2002 filed by the Registrant pursuant to Post-Effective Amendment No. 28 (File No. 33-24451; 811-5667), which was filed with the Securities and Exchange Commission on February 22, 2002 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4.  The  form of  Strong  Ultra  Short  Fund's  Prospectuses  and  Statement  of
Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5. The text of the Post-Effective Amendment has been filed electronically.

                                      STRONG ADVANTAGE FUND, INC.



                                      __/S/ GILBERT L. SOUTHWELL III___________
                                      By: Gilbert L. Southwell III
                                      Title: Assistant Secretary



Dated: March 5, 2002